Share Capital (Details 5)	12 Months Ended
	Sep. 30, 2017 $ / shares shares	Sep. 30, 2017 $ / shares shares
Class of Stock [Line Items]
Number of units, Beginning Balance | shares	6,657	6,657
Number of units, Exercised | shares	(5,714)	(5,714)
Number of units, Expired | shares	(943)	(943)
Number of units, Ending Balance | shares	0	0
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 17.50
Weighted Average Exercise Price, Exercised | $ / shares		$ 17.50
Weighted Average Exercise Price, Expired | $ / shares		$ 17.50
Weighted average exercise price, Ending Balance | $ / shares	$ 0